Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 74,194	$ 76,085	$ 66,994	$ 74,194	$ 66,994	$ 71,038
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000			20,000,000		20,000,000
Balance at End of Period	$ 500			$ 500		$ 500
Dividend declared per share				$ 0.72		$ 0.96
Convertible into						Class B - Series 28
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000			16,000,000		16,000,000
Balance at End of Period	$ 400			$ 400		$ 400
Dividend declared per share				$ 0.68		$ 0.91
Convertible into						Class B - Series 30
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	12,000,000			12,000,000		12,000,000
Balance at End of Period	$ 300			$ 300		$ 300
Dividend declared per share				$ 0.72		$ 0.96
Convertible into						Class B - Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	8,000,000			8,000,000		8,000,000
Balance at End of Period	$ 200			$ 200		$ 200
Dividend declared per share				$ 0.57		$ 0.76
Convertible into						Class B - Series 34
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000			16,000,000		16,000,000
Balance at End of Period	$ 400			$ 400		$ 400
Dividend declared per share				$ 0.91		$ 1.21
Convertible into						Class B - Series 45
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	14,000,000			14,000,000		14,000,000
Balance at End of Period	$ 350			$ 350		$ 350
Dividend declared per share				$ 0.96		$ 1.28
Convertible into						Class B - Series 47
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	500,000			500,000		500,000
Balance at End of Period	$ 500			$ 500		$ 500
Dividend declared per share				$ 36.87		$ 24.64
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	650,000			650,000
Balance at End of Period	$ 650			$ 650
Dividend declared per share				$ 22.23
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	3,300			$ 3,300		$ 2,650
Other Equity Instrument [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	3,658			3,658		3,658
Preferred Shares and Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 6,958	6,958	5,708	$ 6,958	5,708	$ 6,308	$ 5,708	$ 5,558
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	716,672,738			716,672,738		677,106,878
Balance at End of Period	$ 22,474	$ 22,062	$ 17,392	$ 22,474	$ 17,392	$ 17,744	$ 17,038	$ 13,599
Dividend declared per share	$ 1.47	$ 1.43	$ 1.39	$ 4.33	$ 4.05	$ 5.44
4.8% Additional Tier 1 Capital Notes (NVCC) [member] | Other Equity Instrument [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 658			$ 658		$ 658
4.3% Limited Recourse Capital Notes Series 1 [member] | Other Equity Instrument [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,250			1,250		$ 1,250
Convertible into						Preferred Shares Series 48
5.625% Limited Recourse Capital Notes, Series 2 [member] | Other Equity Instrument [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	750			750		$ 750
Convertible into						Preferred Shares Series 49
7.325% Limited Recourse Capital Notes, Series 3 [member] | Other Equity Instrument [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 1,000			$ 1,000		$ 1,000
Convertible into						Preferred Shares Series 51